Investments in joint ventures and associates - Disclosure of material interest in joint ventures and associates (Details)	12 Months Ended
Mar. 31, 2025
BritNed Development Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Nemo Link Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%